NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2022
NOTES RECEIVABLE
NOTES RECEIVABLE
4.	NOTES RECEIVABLE

As of December 31, 2021 and 2022, the total notes receivable balance were RMB90,734 and RMB43,332 and among which RMB7,181 and RMB 950 were pledged as collateral for notes payable which has been recorded in accounts payables. No credit loss was recognized for the years ended December 31, 2020, 2021 and 2022.